Investments in Associates - Non-insurance associates and joint ventures (Details) $ / shares in Units, $ in Millions, $ in Millions, ₨ in Billions												3 Months Ended	12 Months Ended
	Dec. 12, 2023 USD ($)	Dec. 11, 2023 USD ($)	Jun. 21, 2023 USD ($)	Mar. 28, 2023 $ / shares	Mar. 01, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($)	Oct. 04, 2022 USD ($)	Aug. 31, 2022 USD ($) shares	Jul. 05, 2022	Jul. 04, 2022	Apr. 06, 2022 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) entity item	Dec. 31, 2023 INR (₨) entity item	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021	Aug. 31, 2022 CAD ($) shares
Investments in Associates
Share of profit (loss) of associates													$ 1,022.2		$ 1,022.4
Cash purchase price													882.0		363.5
Atlas Corp
Investments in Associates
Number of shares acquired on exercise of warrants | shares											25,000,000.0
Warrant exercise price (in dollars per share) | $ / shares											$ 8.05
Realized gain on derecognition											$ 58.6
Unrealized gain on derecognition of investments related to prior period											$ 95.8
Grivalia Hospitality
Investments in Associates
Ownership percentage									78.40%							33.50%
Stelco Holdings Inc.
Investments in Associates
Ownership percentage								20.50%
Number of shares repurchased from investor | shares								5,100,000									5,100,000
Non-insurance associates and joint ventures
Investments in Associates
Share of profit (loss) of associates													941.5		984.3
Non-insurance associates and joint ventures | India
Investments in Associates
Share of profit (loss) of associates													106.9		142.5
Non-insurance associates and joint ventures | Other
Investments in Associates
Share of profit (loss) of associates													842.0		$ 822.5
Non-insurance associates and joint ventures | Atlas Corp
Investments in Associates
Sale price per share | $ / shares				$ 15.50
Proceeds from exercise of warrants						$ 78.7
Number of shares owned by a related party | shares															678,021
Percentage of ownership interest held by related party															0.30%
Ownership percentage							43.20%
Number of shares acquired on exercise of warrants | shares											25,000,000.0
Warrant exercise price (in dollars per share) | $ / shares											$ 8.05
Cash consideration for acquisition of shares											$ 201.3
Net loss on investments											37.2
Realized gain on derecognition											58.6
Unrealized gain on derecognition of investments related to prior period											95.8
Increase in equity accounted investment, fair value of acquired shares											$ 335.3
Non-insurance associates and joint ventures | Atlas Corp | RiverStone Barbados AVLNs
Investments in Associates
Cash consideration for acquisition of shares							$ 84.8
Non-insurance associates and joint ventures | Poseidon Corp.
Investments in Associates
Number of shares acquired by Fairfax | shares												678,021
Cash consideration for acquisition of shares, per share | $ / shares												$ 15.50
Non-insurance associates and joint ventures | Poseidon Corp. | Other
Investments in Associates
Share of profit (loss) of associates													$ 149.6		$ 258.2
Ownership percentage													43.40%	43.40%	43.20%
Non-insurance associates and joint ventures | Resolute Forest Products Inc.
Investments in Associates
Sale price per share | $ / shares					$ 20.50
CVR per share value | $ / shares					$ 1.42
Total consideration received from sale of interests in associates					$ 665.6
Non-insurance associates and joint ventures | Resolute Forest Products Inc. | RiverStone Barbados AVLNs
Investments in Associates
Fair value of shares included in sale of associate					120.7
Gain on sale of associate					$ 44.2
Non-insurance associates and joint ventures | Resolute Forest Products Inc. | Other
Investments in Associates
Share of profit (loss) of associates															$ 159.0
Ownership percentage															32.20%
Non-insurance associates and joint ventures | Grivalia Hospitality
Investments in Associates
Ownership percentage									78.40%	33.50%
Non-insurance associates and joint ventures | Stelco Holdings Inc.
Investments in Associates
Ownership percentage								20.50%
Number of shares repurchased from investor | shares								5,100,000									5,100,000
Equity method investment, fair value								$ 352.2									$ 461.3
Non-insurance associates and joint ventures | Stelco Holdings Inc. | Other
Investments in Associates
Share of profit (loss) of associates													$ 23.7
Ownership percentage													23.60%	23.60%	23.60%
Non-insurance associates and joint ventures | Bangalore International Airport Limited | India
Investments in Associates
Share of profit (loss) of associates													$ 16.0		$ (5.7)
Ownership percentage													64.00%	64.00%	54.00%
Non-insurance associates and joint ventures | IIFL Finance | India
Investments in Associates
Share of profit (loss) of associates													$ 45.1		$ 36.5
Ownership percentage															22.30%
Non-insurance associates and joint ventures | Quess Corp Limited | India
Investments in Associates
Share of profit (loss) of associates													(47.0)		$ 6.8
Non-cash impairment charge													$ 52.8		$ 0.0
Ownership percentage													34.70%	34.70%	30.90%
Non-insurance associates and joint ventures | Quess Corp Limited | Demerger | India
Investments in Associates
Number of separate units formed | entity													3	3
Number of shares to be received for each share held | item													1	1
Non-insurance associates and joint ventures | Eurobank Ergasias Services & Holdings S.A | Other
Investments in Associates
Share of profit (loss) of associates													$ 437.7		$ 263.0
Ownership percentage		34.10%											34.10%	34.10%	32.20%
Cash purchase price		$ 82.0
Non-insurance associates and joint ventures | Fairfax India | Bangalore International Airport Limited
Investments in Associates
Ownership percentage	64.00%		57.00%
Percentage of interests acquired	7.00%		3.00%
Cash consideration for acquisition of shares	$ 175.0		$ 75.0
Non-insurance associates and joint ventures | Fairfax India | IIFL Finance
Investments in Associates
Percentage of interest sold													7.10%	7.10%
Proceeds from sale of equity interest													$ 177.3	₨ 14.7
Ownership percentage													15.10%	15.10%
Realized gain on sale of equity method investment													$ 88.6
Realized remeasurement gain on reclassification of equity method investment to FVTPL													$ 204.2